UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23091

                                 GALLERY TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-832-4386

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                    DATE OF REPORTING PERIOD APRIL 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 [LOGO OMITTED]


                       MONDRIAN INTERNATIONAL EQUITY FUND
                          (A Series of Gallery Trust)


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017


--------------------------------------------------------------------------------




                               Investment Adviser:
                      MONDRIAN INVESTMENT PARTNERS LIMITED




--------------------------------------------------------------------------------

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Schedule of Investments .....................................................  1
Statement of Assets and Liabilities .........................................  5
Statement of Operations .....................................................  6
Statements of Changes in Net Assets .........................................  7
Financial Highlights ........................................................  8
Notes to Financial Statements ...............................................  9
Disclosure of Fund Expenses ................................................. 23
Fund Information ............................................................ 25








The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the Commission's website at http://www.sec. gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Sector Weightings+:

[BAR GRAPH OMITTED]

16.1% Financials
12.4% Health Care
12.2% Industrials
10.5% Consumer Discretionary
10.3% Consumer Staples
10.0% Telecommunication Services
9.1% Energy
8.3% Information Technology
6.9% Utilities
3.0% Materials
1.2% Real Estate

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 98.6%
--------------------------------------------------------------------------------

                                                    NUMBER OF         VALUE
                                                     SHARES          (U.S. $)
                                                   ----------       ---------
AUSTRALIA -- 1.5%
  QBE Insurance Group ............................  890,770       $  8,584,401
                                                                  ------------
Total Australia                                                      8,584,401
                                                                  ------------
CHINA -- 1.3%
  China Mobile ...................................  739,500          7,886,187
                                                                  ------------
Total China                                                          7,886,187
                                                                  ------------
DENMARK -- 1.1%
  ISS ............................................  162,555          6,741,929
                                                                  ------------
Total Denmark                                                        6,741,929
                                                                  ------------
FRANCE -- 7.5%
  Cie de Saint-Gobain ............................  263,214         14,206,939
  Sanofi .........................................  215,701         20,350,170
  Societe Generale ...............................  164,249          8,983,402
                                                                  ------------
Total France                                                        43,540,511
                                                                  ------------
GERMANY -- 9.3%
  Allianz ........................................   76,275         14,523,507
  Bayerische Motoren Werke .......................   25,112          2,397,624


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                    NUMBER OF         VALUE
                                                     SHARES          (U.S. $)
                                                   ----------       ---------
 GERMANY (CONTINUED)
    Daimler ......................................  137,019       $ 10,209,036
    Deutsche Telekom .............................  727,031         12,750,484
    SAP ..........................................  143,249         14,366,719
                                                                  ------------
 Total Germany                                                      54,247,370
                                                                  ------------
 HONG KONG -- 1.0%
    Jardine Matheson Holdings ....................   90,415          5,834,480
                                                                  ------------
 Total Hong Kong                                                     5,834,480
                                                                  ------------
 ITALY -- 4.8%
    Enel .........................................2,726,913         12,962,951
    Eni ..........................................  975,914         15,169,923
                                                                  ------------
 Total Italy                                                        28,132,874
                                                                  ------------
 JAPAN -- 17.3%
    Canon . ......................................  440,500         14,604,960
    FUJIFILM Holdings ............................   14,200            526,601
    Honda Motor ..................................  552,000         16,004,162
    Hoya .........................................  127,600          6,094,123
    Kirin Holdings ...............................  870,700         16,918,020
    Kyushu Railway ...............................  164,600          5,160,592
    Mitsubishi Electric ..........................  604,900          8,432,515
    Santen Pharmaceutical ........................    8,100            113,861
    Sekisui Chemical .............................  197,000          3,304,687
    Sumitomo Electric Industries .................  121,000          1,971,711
    Takeda Pharmaceutical ........................  338,900         16,240,448
    Tokio Marine Holdings ........................  267,052         11,240,260
                                                                  ------------
 Total Japan                                                       100,611,940
                                                                  ------------
 NETHERLANDS -- 5.1%
    Koninklijke Ahold Delhaize ...................  526,894         10,916,455
    Royal Dutch Shell PLC Class A ................   76,439          1,987,539
    Royal Dutch Shell PLC Class B ................  630,180         16,752,726
                                                                  ------------
 Total Netherlands                                                  29,656,720
                                                                  ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                MONDRIAN INTERNATIONAL EQUITY FUND
                                             APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                   NUMBER OF          VALUE
                                                    SHARES           (U.S. $)
                                                  ----------        ---------
 SINGAPORE -- 5.3%
    Ascendas REIT ..............................  3,725,400       $  6,826,056
    Singapore Telecommunications ...............  3,499,702          9,368,275
    United Overseas Bank .......................    952,120         14,856,111
                                                                  ------------
 Total Singapore                                                    31,050,442
                                                                  ------------
 SPAIN -- 5.5%
    Banco Santander ............................    640,665          4,178,189
    Iberdrola ..................................  2,149,888         15,461,059
    Telefonica .................................  1,141,384         12,625,819
                                                                  ------------
 Total Spain                                                        32,265,067
                                                                  ------------
 SWEDEN -- 4.0%
    Telefonaktiebolaget LM Ericsson Class B ....  1,236,922          7,974,015
    Telia ......................................  3,723,563         15,176,253
                                                                  ------------
 Total Sweden                                                       23,150,268
                                                                  ------------
 SWITZERLAND -- 12.3%
    ABB ........................................    724,205         17,730,286
    Nestle .....................................    132,477         10,205,389
    Novartis ...................................    157,546         12,120,750
    Syngenta* ..................................     36,975         17,183,156
    Zurich Insurance Group .....................     52,048         14,406,049
                                                                  ------------
 Total Switzerland                                                  71,645,630
                                                                  ------------
 TAIWAN -- 1.8%
    Taiwan Semiconductor Manufacturing .........    611,000          3,938,865
    Taiwan Semiconductor Manufacturing ADR .....    191,232          6,324,042
                                                                  ------------
 Total Taiwan                                                       10,262,907
                                                                  ------------
 UNITED KINGDOM -- 20.8%
    Amec Foster Wheeler PLC ....................    774,142          5,444,502
    BP PLC .....................................  2,313,482         13,259,193
    G4S PLC ....................................  3,089,645         12,209,236
    GlaxoSmithKline PLC ........................    809,101         16,243,220
    Kingfisher PLC .............................  3,305,729         14,613,062


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                MONDRIAN INTERNATIONAL EQUITY FUND
                                             APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                   NUMBER OF          VALUE
                                                    SHARES           (U.S. $)
                                                  ----------        ---------
 UNITED KINGDOM (CONTINUED)
    Lloyds Banking Group PLC ..................  17,709,154       $ 15,872,364
    National Grid PLC .........................     846,957         10,969,809
    Next PLC ..................................      80,481          4,487,497
    Pearson PLC ...............................     832,515          6,890,181
    Tesco PLC .................................   7,154,642         16,981,248
    Unilever PLC ..............................      79,525          4,091,199
                                                                  ------------
 Total United Kingdom                                              121,061,511
                                                                  ------------
    Total Common Stock
      (Cost $543,129,267) .....................                    574,672,237
                                                                  ------------

--------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------

 GERMANY -- 0.1%
    Bayerische Motoren Werke, 4.66% ...........       9,391            772,132
                                                                  ------------
    Total Preferred Stock
      (Cost $680,930) .........................                        772,132
                                                                  ------------
    Total Value of Securities-- 98.7%
      (Cost $543,810,197) .....................                   $575,444,369
                                                                  ============

PERCENTAGES ARE BASED ON NET ASSETS OF $583,233,250.
* NON-INCOME PRODUCING SECURITY.

ADR -- AMERICAN DEPOSITARY RECEIPT
PLC -- PUBLIC LIMITED COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST


AS OF APRIL 30, 2017, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1. FOR THE PERIOD ENDED APRIL 30, 2017, THERE HAVE BEEN NO TRANSFERS BETWEEN LEVEL 1, LEVEL 2 OR LEVEL 3 ASSETS AND LIABILITIES. THE FUND GENERALLY RECOGNIZES TRANSFERS BETWEEN THE LEVELS AS OF THE END OF THE REPORTING PERIOD.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments (Cost $543,810,197) ..........................................  $575,444,369
Foreign currency (Cost $458,294) .........................................       456,025
Cash .....................................................................     3,854,076
Dividends receivable .....................................................     2,185,321
Reclaims receivable ......................................................     1,902,178
Receivable for investment securities sold ................................       111,861
Receivable for capital shares sold .......................................        18,714
Prepaid expenses .........................................................        18,733
                                                                            ------------
  Total assets ...........................................................   583,991,277
                                                                            ------------
LIABILITIES:
Payable due to Investment Adviser ........................................       324,365
Payable for investment securities purchased ..............................       294,588
Payable due to Administrator .............................................        49,913
Payable for capital shares redeemed ......................................        15,192
Chief Compliance Officer fees payable ....................................         1,831
Unrealized depreciation on spot foreign currency contracts ...............            90
Other accrued expenses ...................................................        72,048
                                                                            ------------
  Total liabilities ......................................................       758,027
                                                                            ------------
NET ASSETS ...............................................................  $583,233,250
                                                                            ============
NET ASSETS CONSIST OF:
Paid-in capital ..........................................................  $671,891,851
Undistributed net investment income ......................................     6,064,487
Accumulated net realized loss on investments and foreign currency transactions ...........................................................  (126,314,661)
Net unrealized appreciation on investments ...............................    31,634,172
Net unrealized depreciation on foreign currency transactions and translation of other assets and liabilities denominated in
  foreign currency .......................................................       (42,599)
                                                                            ------------
NET ASSETS ...............................................................  $583,233,250
                                                                            ============
NET ASSET VALUE, Offering and Redemption Price Per Share* --
  Institutional Class shares (unlimited authorization - no par value)
  ($583,233,250 / 39,927,222 shares) .....................................  $      14.61
                                                                            ============

* REDEMPTION PRICE PER SHARE MAY VARY DEPENDING ON LENGTH OF TIME SHARES ARE HELD. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              FOR THE SIX MONTHS ENDED
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends ................................................................  $  9,906,858
Less: foreign taxes withheld .............................................      (655,228)
                                                                            ------------
  Total investment income ................................................     9,251,630
                                                                            ------------
EXPENSES
Investment advisory fees .................................................     1,772,152
Accounting and administration fees .......................................       275,068
Custodian fees ...........................................................        31,624
Transfer agent fees and expenses .........................................        25,607
Legal fees ...............................................................        18,529
Audit and tax ............................................................        14,421
Registration fees ........................................................        11,584
Printing fees ............................................................         9,048
Trustees' fees and expenses ..............................................         6,914
Other ....................................................................         3,881
Chief Compliance Officer fees ............................................         2,853
Prepaid expenses .........................................................       (29,516)
                                                                            ------------
  TOTAL EXPENSES .........................................................     2,142,165
                                                                            ------------
LESS:
Investment advisory fees waived ..........................................      (141,374)
                                                                            ------------
  NET EXPENSES ...........................................................     2,000,791
                                                                            ------------
NET INVESTMENT INCOME ....................................................     7,250,839
                                                                            ------------
NET REALIZED GAIN (LOSS) ON:
  Investments ............................................................     4,634,405
  Foreign currency transactions ..........................................       (40,097)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
  Investments ............................................................    45,323,470
  Foreign currency transactions and translation of other assets and
     liabilities denominated in foreign currency .........................        54,881
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN .........................................    49,972,659
                                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................  $ 57,223,498
                                                                            ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX-MONTH
                                                                PERIOD ENDED           YEAR ENDED
                                                               APRIL 30, 2017          OCTOBER 31,
                                                                 (UNAUDITED)              2016+
                                                               ---------------        ------------
OPERATIONS:
  Net investment income .......................................  $  7,250,839         $ 11,144,808
  Net realized gain/(loss) on investments and
    foreign currency transactions .............................     4,594,308           (2,644,760)
  Net change in unrealized appreciation/
    (depreciation) on investments, foreign currency
    transactions and translation of other assets and
    liabilities denominated in foreign currency ...............    45,378,351          (20,528,242)
                                                                 ------------         ------------
  Net increase/(decrease) in net assets resulting
    from operations ...........................................    57,223,498          (12,028,194)
                                                                 ------------         ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income .......................................   (11,061,260)          (9,309,855)
                                                                 ------------         ------------
  Total dividends and distributions ...........................   (11,061,260)          (9,309,855)
                                                                 ------------         ------------
CAPITAL SHARE TRANSACTIONS (1):
  Issued ......................................................   144,391,789          131,005,719
  Reinvestment of dividends ...................................     7,229,070            5,171,775
  Redemption fees - Note 2 ....................................         5,891                  542
  Redeemed ....................................................   (34,832,329)         (52,944,333)
                                                                 ------------         ------------
  Net increase in net assets from capital share
    transactions ..............................................   116,794,421           83,233,703
                                                                 ------------         ------------
  Total increase in net assets ................................   162,956,659           61,895,654
                                                                 ------------         ------------
NET ASSETS:
  Beginning of period .........................................   420,276,591          358,380,937
                                                                 ------------         ------------
  End of period ...............................................  $583,233,250         $420,276,591
                                                                 ============         ============
  Undistributed net investment income .........................  $  6,064,487         $  9,874,908
                                                                 ============         ============

+ ON MARCH 14, 2016, THE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF DELAWARE POOLED TRUST (THE "PREDECESSOR FUND") WAS REORGANIZED INTO THE MONDRIAN INTERNATIONAL EQUITY FUND. INFORMATION PRESENTED PRIOR TO MARCH 14, 2016 IS THAT OF THE PREDECESSOR FUND. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

(1)  SEE NOTE 8 -- SHARE TRANSACTIONS IN NOTES TO THE FINANCIAL STATEMENTS.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the year or period

                                         SIX-MONTH
                                          PERIOD
                                           ENDED      -----------------------------------------------------
                                          4/30/17                        YEAR ENDED(2)
                                        (UNAUDITED)   10/31/16   10/31/15   10/31/14   10/31/13   10/31/12
                                        -------------------------------------------------------------------
Net asset value, beginning of
 period ..............................     $13.46      $14.24     $15.12     $15.34     $12.84     $13.12
                                           ------      ------     ------     ------     ------     ------
INCOME/(LOSS) FROM OPERATIONS:(1)
 Net investment income ...............       0.20        0.43       0.38       0.63       0.34       0.44
 Net realized and unrealized gain/
   (loss) on investments .............       1.26       (0.84)     (0.58)     (0.43)      2.70      (0.18)
                                           ------      ------     ------     ------     ------     ------
 Total gain/(loss) from operations ...       1.46       (0.41)     (0.20)      0.20       3.04       0.26
                                           ------      ------     ------     ------     ------     ------
 Redemption fess .....................         --(4)       --(4)      --         --         --         --
                                           ------      ------     ------     ------     ------     ------
DIVIDENDS AND DISTRIBUTIONS FROM:
 Net investment income ...............      (0.31)      (0.37)     (0.68)     (0.42)     (0.54)    (0.54)
                                           ------      ------     ------     ------     ------     ------
Total dividends and distributions ....      (0.31)      (0.37)     (0.68)     (0.42)     (0.54)    (0.54)
                                           ------      ------     ------     ------     ------     ------
Net asset value, end of period .......     $14.61      $13.46     $14.24     $15.12     $15.34     $12.84
                                           ======      ======     ======     ======     ======     ======
TOTAL RETURN+ ........................      11.05%      (2.83)%    (1.39)%     1.46%     24.59%      2.26%
                                           ======      ======     ======     ======     ======     ======
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 ($ Thousands) .......................    $583,233    $420,277   $358,381   $446,527    $491,683   $467,827
 Ratio of expenses to average net
   assets (including waivers and
   reimbursements) ....................    0.79%       0.82%       0.88%     0.86%        0.88%     0.85%
 Ratio of expenses to average net
   assets (excluding waivers and
   reimbursements) ...................     0.85%       0.89%       0.88%     0.86%        0.88%     0.85%
 Ratio of net investment income
   to average net assets .............     2.86%       3.20%       2.54%     4.04%        2.48%     3.56%
 Portfolio turnover rate .............     6%(3)        20%        28%(3)     21%          20%      16%(3)

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) ON MARCH 14, 2016, THE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF DELAWARE POOLED TRUST (THE "PREDECESSOR FUND") WAS REORGANIZED INTO THE MONDRIAN INTERNATIONAL EQUITY FUND. INFORMATION PRESENTED PRIOR TO MARCH 14, 2016 IS THAT OF THE PREDECESSOR FUND. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

(3) EXCLUDES THE VALUE OF PORTFOLIO SECURITIES RECEIVED OR DELIVERED AS A RESULT OF IN-KIND PURCHASES OR REDEMPTIONS OF THE PORTFOLIO'S CAPITAL SHARES.

(4)  VALUE IS LESS THAN $0.01 PER SHARE.

+ RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN MAY HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Gallery Trust (the "Trust"), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment management company with one fund. The financial statements herein are those of the Mondrian International Equity Fund (the "Fund"). The Fund is classified as a diversified investment company under the 1940 Act. The investment objective of the Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Fund's investment adviser ("Mondrian" or the "Adviser"). The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Fund operated as The International Equity Portfolio, a series of Delaware Pooled Trust (the "Predecessor Fund"), prior to the Fund's acquisition of the assets and assumption of the liabilities of the Predecessor Fund (the "Reorganization") on March 14, 2016 in a tax-free transaction. The Fund had no operations prior to the Reorganization. The Predecessor Fund was managed by Delaware Management Company, a series of Delaware Management Business Trust (the "Predecessor Adviser"), and sub-advised by Mondrian Investment Partners Limited. The Predecessor Fund had substantially similar investment objectives and strategies as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund for periods prior to March 14, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB").

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

VALUATION OF INVESTMENTS -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Fund's Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value ("MarkIt") as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund's Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 -- Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 -- Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 -- Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Fair value measurement classifications are summarized in the Fund's Schedule of Investments.

For the six months ended April 30, 2017, there have been no significant changes to the Fund's fair valuation methodology.

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the Fund did not incur any interest or penalties.

SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion are calculated using the effective interest method over the holding period of the investment.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund may also engage in currency transactions to enhance the Fund's returns. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no open forward foreign currency contracts as of April 30, 2017.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income, and makes distributions from its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

REDEMPTION FEES -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six months ended April 30, 2017, and the year ended October 31, 2016, the

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Fund retained redemption fees of $5,891 and $542, respectively. Such fees are retained by the Fund for the benefit of the remaining shareholders and will be recorded as additions to fund capital.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $275,068 for these services. Expenses incurred under the agreement are shown in the Statement of Operations as "Accounting and administration fees".

Brown Brothers Harriman & Co., (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement. Atlantic Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's Transfer Agent pursuant to a transfer agency agreement.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT ADVISORY AGREEMENT

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively "excluded expenses") from exceeding 0.79% of the Fund's average daily net assets until February 28, 2019 (the "Expense Limitation"). This agreement may be terminated: (i) by the Board of Trustees of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

6. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2017, the Fund made purchases of $56,413,792 and sales of $30,543,482 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended April 30, 2017, the Fund had no in-kind redemptions. In-kind purchase transactions associated with the Fund were as follows:

                           VALUE OF
                          SECURITIES         CASH            TOTAL
                         ------------     ----------      -----------
         12/01/16        $63,358,377      $1,119,127      $64,477,504
         01/03/17         21,671,352         362,313       22,033,665

7. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for forwards, foreign currency transactions, wash sale loss deferrals on investments in REIT's and investments in Passive Foreign Investment Companies. Distributions during the years ended October 31, 2016 and October 31, 2015 were as follows:

                         ORDINARY       LONG-TERM
                          INCOME        CAPITAL GAIN       TOTAL
                        ---------       ------------    -----------
          2016         $ 9,309,855      $     --        $ 9,309,855
          2015          19,976,817            --         19,976,817

As of October 31, 2016, the components of Accumulated Losses on a tax basis were as follows:

     Undistributed Ordinary Income ...............   $   9,887,284
     Capital loss carryforwards ..................    (127,380,598)
     Unrealized Depreciation .....................     (17,330,681)
     Other temporary differences .................           3,156
                                                     -------------
     Total Accumulated Losses ....................   $(134,820,839)
                                                     =============

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2017, were as follows:

                         AGGREGATE           AGGREGATE
    FEDERAL TAX      GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
       COST            APPRECIATION         DEPRECIATION        APPRECIATION
   ------------      ----------------     ----------------     --------------
   $543,810,197        $62,546,236          $(30,912,064)       $31,634,172

8. SHARE TRANSACTIONS

The share transactions are shown below:
                                                 SIX-MONTH
                                                PERIOD ENDED         YEAR ENDED
                                               APRIL 30, 2017        OCTOBER 31,
                                                (UNAUDITED)             2016+
                                               --------------       ------------
Shares transactions:
  Issued                                         10,711,922          9,650,180
  Reinvestment of dividends                         543,948            397,218
  Redeemed                                       (2,545,747)        (3,997,919)
                                                 ----------         ----------
  Net increase in shares outstanding              8,710,123          6,049,479
                                                 ==========         ==========

+ ON MARCH 14, 2016, THE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF DELAWARE POOLED TRUST (THE "PREDECESSOR FUND") WAS REORGANIZED INTO THE MONDRIAN INTERNATIONAL EQUITY FUND. INFORMATION PRESENTED PRIOR TO MARCH 14, 2016 IS THAT OF THE PREDECESSOR FUND. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

9. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

EQUITY RISK

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK

The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

SUPRANATIONAL ENTITIES RISK

Government members, or "stockholders," usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

FOREIGN CURRENCY RISK

As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK

The Fund's use of forward contracts is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund's use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obliga-

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

tions. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK

Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

LARGE PURCHASE AND REDEMPTION RISK

Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

10. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. OTHER

At April 30, 2017, 32% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. Some of these shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

12. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the "SEC") released its Final Rule on Investment Company Reporting Modernization (the "Rule"). The Rule which introduces two new regulatory reporting forms for investment companies -- Form N-PORT and Form N-CEN -- also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund's current financial statement presentation and expects that the Fund will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.

13. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2017.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2016 to April 30, 2017.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2017 (UNAUDITED)

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (CONCLUDED)

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                             BEGINNING      ENDING
                              ACCOUNT       ACCOUNT    ANNUALIZED    EXPENSES
                               VALUE         VALUE       EXPENSE    PAID DURING
                              11/1/16       4/30/17      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN          $1,000.00      $1,110.50      0.79%        $4.13
HYPOTHETICAL 5% RETURN      $1,000.00      $1,020.88      0.79%        $3.96

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

FUND INFORMATION

REGISTERED OFFICE           P.O. Box 588
                            Portland, ME 04112

ADVISER                     Mondrian Investment Partners Limited
                            10 Gresham Street, 5th Floor
                            London, England EC2V 7JD

DISTRIBUTOR                 SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, PA 19456

ADMINISTRATOR               SEI Investments Global Funds Services
                            One Freedom Valley Drive
                            Oaks, PA 19456

LEGAL COUNSEL               Morgan, Lewis & Bockius LLP
                            1701 Market Street
                            Philadelphia, PA 19103

CUSTODIAN                   Brown Brothers Harriman & Co
                            40 Water Street
                            Boston, Massachusetts 02109

TRANSFER AGENT              Atlantic Fund Services, LLC
                            Three Canal Plaza
                            Portland, ME 04101

INDEPENDENT REGISTERED      PricewaterhouseCoopers LLP
PUBLIC ACCOUNTING FIRM      2001 Market Street
                            Philadelphia, PA 19103

                                                                 MON-SA-001-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Gallery Trust

By (Signature and Title)                            /s/ Michael Beattie
                                                    -------------------
                                                    Michael Beattie
                                                    President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                            /s/ Michael Beattie
                                                    -------------------
                                                    Michael Beattie
                                                    President

Date: July 7, 2017


By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO

Date: July 7, 2017